Segmented Information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented Information
SEGMENTED INFORMATION

The Corporation analyzes the performance of its operating segments based on their operating income before depreciation and amortization, which is not a measure of performance under International Financial Reporting Standards (IFRS); however, the chief operating decision-maker (CODM) uses this performance measure to assess the operating performance of each reportable segment. Earnings for each segment are prepared on the same basis as those of the Corporation. Intersegment operations are recorded on the same basis as sales to third parties, which are at fair market value. The accounting policies of the reportable segments are the same as the Corporation's accounting policies described in Note 2.

The Corporation's operating segments are reported in a manner consistent with the internal reporting provided to the CODM. The Chief Executive Officer has authority for resource allocation and management of the Corporation's performance, and is therefore the CODM.

The Corporation's operations are managed in four segments: Containerboard, Boxboard Europe and Specialty Products (which constitutes the Corporation's Packaging Products), and Tissue Papers.

	SALES
(in millions of Canadian dollars)	2018	2017
Packaging Products
Containerboard	1,840	1,652
Boxboard Europe	933	838
Specialty Products	659	703
Intersegment sales	(89)	(105)
	3,343	3,088
Tissue Papers	1,352	1,268
Intersegment sales and Corporate Activities	(46)	(35)
	4,649	4,321

	OPERATING INCOME BEFORE DEPRECIATION AND AMORTIZATION
(in millions of Canadian dollars)	2018	2017
Packaging Products
Containerboard	470	238
Boxboard Europe	97	67
Specialty Products	46	67
	613	372
Tissue Papers	(58)	90
Corporate Activities	(81)	(72)
Operating income before depreciation and amortization	474	390
Depreciation and amortization	(244)	(215)
Financing expense and interest expense on employee future benefits and other liabilities	(99)	(97)
Loss on repurchase of long-term debt	—	(14)
Foreign exchange gain (loss) on long-term debt and financial instruments	(4)	23
Fair value revaluation gain on investments	5	315
Share of results of associates and joint ventures	11	39
Earnings before income taxes	143	441

	PAYMENTS FOR PROPERTY, PLANT AND EQUIPMENT
(in millions of Canadian dollars)	2018	2017
Packaging Products
Containerboard	243	65
Boxboard Europe	35	27
Specialty Products	34	32
	312	124
Tissue Papers	88	64
Corporate Activities	17	19
Total acquisitions	417	207
Proceeds from disposals of property, plant and equipment	(85)	(15)
Capital lease acquisitions and included in other debts and liabilities	(70)	(11)
	262	181
Acquisitions for property, plant and equipment included in “Trade and other payables”
Beginning of year	28	25
End of year	(37)	(28)
Payments for property, plant and equipment net of proceeds from disposals	253	178

	TOTAL ASSETS
(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Packaging Products
Containerboard	2,253	2,016
Boxboard Europe	786	609
Specialty Products	473	386
	3,512	3,011
Tissue Papers	982	940
Corporate Activities	428	460
Intersegment eliminations	(56)	(68)
	4,866	4,343
Investments in associates and joint ventures	81	78
Other investments	4	6
	4,951	4,427

Information by geographic segment is as follows:

	PROPERTY, PLANT AND EQUIPMENT
(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Canada	835	837
United States	1,279	970
Italy	197	183
Other countries	195	114
	2,506	2,104

	GOODWILL, CUSTOMER RELATIONSHIPS AND CLIENT LISTS, AND OTHER FINITE AND INDEFINITE USEFUL LIFE INTANGIBLE ASSETS
(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Canada	430	449
United States	308	278
Italy	27	13
Other countries	1	—
	766	740